Cost of sales (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of cost of sales [Abstract]
Schedule of Cost of Sales
	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3	2 0 2 5
	NIS	NIS	NIS	US Dollars

Purchases	379,700	391,931	377,013	119,028
Marine transportation	21,507	22,888	17,039	6,742
Maintenance	5,063	5,789	(*) 5,585	1,587
External Storage	8,477	5,012	(*) 4,930	2,657
Transportation	4,280	3,830	3,120	1,342
Salaries and related expenses	3,092	3,145	2,800	969
Depreciation and amortization	3,324	2,951	2,562	1,042
Packing materials	2,621	2,881	1,746	822
Personnel services	2,611	1,030	-	819
Outsourced packing	26	641	3,195	8
Other costs and expenses	3,565	3,387	3,101	1,118
	434,266	443,485	421,091	136,134
Changes in inventories of finished products	1,515	(29,024)	1,604	475
	435,781	414,461	422,695	136,609